RECEIVABLES AND ALLOWANCES FOR CREDIT LOSSES - Schedule of Allowance for Credit Losses for Trade Receivables (Details) $ in Thousands	3 Months Ended
Mar. 31, 2023 USD ($)
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Trade receivables, allowances for credit losses at beginning of period	$ (18,001)
Additional provisions in the period	(2,570)
Write-offs	171
Recoveries of amounts previously reserved	735
Balance sheet reclassifications	(1,771)
Foreign exchange impact	(266)
Trade receivables, allowances for credit losses at end of period	$ (21,702)